Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	As of December 31,
	2017	2018
	$	$
Cash at bank and in hand	204,008,828	36,778,028
Cash equivalents	25,651,320	26,173,579
	229,660,148	62,951,607
Denominated in:
US$	224,878,393	58,253,341
RMB (note (i))	3,927,163	3,916,262
Hong Kong dollar (”HK$"）	—	19,890
Australia dollar ("A$")	854,592	762,114
	229,660,148	62,951,607